EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Equity Transactions (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Dividends paid, other shares	$ 14,612
Corporacion Financiera Colombiana S.A.
Disclosure of classes of share capital [line items]
Percentage of economic interest held	39.98%	39.58%
Corficolombiana S.A
Disclosure of classes of share capital [line items]
Preferred shares recognized value	$ 19,929